Collaborative Arrangements	12 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangements
13.  Collaborative Arrangements:

On May 14, 1999, the Company entered into an agreement (the "Collaboration") with an Israeli partnership that is engaged in the worldwide marketing of tissue culture plants.  The purpose of the Collaboration is to develop enhanced banana plants which will result in banana fruit with improved consumer- and grower-driven traits. The program had been performed as a joint collaboration whereby the Company paid for 50% of the research costs of the program.

In July 1999, the Collaboration applied for and received a conditional grant from the Israel - United States Binational Research and Development Foundation (the "BIRD Foundation").  This agreement, as amended, allowed the Collaboration to receive $340,000 over a five-year period ending May 31, 2004.  Grants received from the BIRD Foundation will be paid back only upon the commercial success of the Collaborations technology, as defined.  The Company has received a total of $99,728, all of which was received prior to the fiscal years ended June 30, 2013, June 30, 2012 and June 30, 2011.

Effective December 22, 2011, the Company re-structured the Collaboration with the Israeli partnership to reflect the priorities of both Companies.  The new agreement is an amendment to the original research and development agreement, dated May 14, 1999, that provided the Israeli company access to the Company’s proprietary technology enabling the two Companies to engage in a jointly-funded research and development program relating to the development and production of banana plants with improved traits. The new agreement re-structures the collaboration from a cost and profit sharing arrangement to a license agreement, which provides the Company with a mid- to upper-single digit royalty on incremental revenue as defined in the agreement, from the sale of the Israeli company’s banana seedling products containing the Company’s technology without any future payments by the Company for the costs of development and commercialization.  If a product, which incorporates the Company’s technology, is commercialized by the Israeli partnership, the royalties will be payable from first commercial sale for the longer of ten (10) years or the expiration of the last valid patent on a country-by-country basis.

The Company's portion of the expenses of the collaboration approximated $0, $100,000 and $205,000 for the fiscal years ended June 30, 2013, 2012 and 2011, respectively, and is included in research and development expenses.